Pensions and other post retirement benefits	12 Months Ended
Mar. 31, 2019
Employee Benefits [Abstract]
Pensions and other post retirement benefits
Pensions and other post-retirement benefits

All of our employees are eligible to participate in a pension plan. We have defined benefit (DB) and defined contribution (DC) pension plans. In the US we also provide healthcare and life insurance benefits to eligible employees, post-retirement. The fair value of associated scheme assets and present value of DB obligations are updated annually in accordance with IAS 19 (revised). We separately present our UK and US pension schemes to show geographical split. Below we provide a more detailed analysis of the amounts recorded in the primary financial statements and the actuarial assumptions used to value the DB obligations.

Defined contribution plans
All of our employees are eligible to participate in a pension plan in the UK or US. These plans are designed to provide members with a pension pot for their retirement. The risks associated with these plans are assumed by the member.
Payments to these DC plans are charged as an expense as they fall due. There is no legal or constructive obligation on National Grid to pay additional contributions into a DC plan if the fund has insufficient assets to pay all employees’ benefits relating to employee service in the current and prior periods.
Defined benefit schemes
The principal UK schemes are the National Grid UK Pension Scheme (NGUKPS) and the National Grid Electricity Group of the Electricity Supply Pension Scheme (NGEG of ESPS). In the US, we have four plans and a number of healthcare and life insurance plans.
On retirement, members of DB schemes receive benefits whose value is dependent on factors such as salary and length of pensionable service. National Grid’s obligation in respect of DB pension schemes is calculated separately for each DB scheme by projecting the estimated amount of future benefit payments that employees have earned for their pensionable service in the current and prior periods. These future benefit payments are discounted to determine the present value of the liabilities. Current service cost and any unrecognised past service cost are recognised immediately. The discount rate used is the yield at the valuation date on high-quality corporate bonds.
Advice is taken from independent actuaries relating to the appropriateness of the key assumptions applied, including life expectancy, expected salary and pension increases, and inflation. Comparatively small changes in the assumptions used may have a significant effect on the amounts recognised in the consolidated income statement, the consolidated statement of other comprehensive income and the net liability recognised in the consolidated statement of financial position.
Remeasurements of pension assets and post-retirement benefit obligations are recognised in full in the period in which they occur in the consolidated statement of other comprehensive income.
UK defined benefit plans and Guaranteed Minimum Pension (GMP) equalisation
In the UK, GMPs were intended to broadly replace State Earnings Related Pension Scheme (SERPS) benefits for members of contracted-out occupational pension schemes from April 1978 to April 1997. Inequalities in GMP stemmed from the statutory definition of GMP, resulting in benefits accruing at different rates between male and female members.
A High Court judgement in October 2018 confirmed that GMP benefits need to be equalised between men and women, and importantly also provided alternative prescribed methods of equalisation. This provides much-needed clarity, as there has been uncertainty in pensions law as it pertains to GMP equalisation.
However, schemes cannot directly equalise the GMPs, but need to adjust other benefits in order to achieve this, through correcting the ongoing position and making back-payments to affected members. This is a highly complex issue that will have a significant effect on the eventual cost of providing benefits, as well as significant cost implications in the calculation and implementation of the equalisation method. Under IAS 19 we have estimated the cost of equalising for the impact of GMP under the most cost-effective permissible method to be:

•	Section A of NGUKPS – £17 million;

•	Section B of NGUKPS – £12 million; and

•	NGEG of ESPS – £5 million.
These amounts have been recognised in the consolidated income statement as past service costs.
The key drivers of these costs are the schemes’ benefit structures, the membership profile and retirement choices made by members. National Grid will continue to work closely with the Trustees of NGUKPS and NGEG of ESPS, the actuaries and legal advisors to implement and administer GMP equalisation, which is expected to take some years. Future administration costs related to this process will be expensed as incurred.

25. Pensions and other post-retirement benefits continued
UK pension plans
Defined contribution
The National Grid YouPlan
National Grid pays contributions into YouPlan to provide DC benefits on behalf of employees. National Grid provides a double match of member contributions, up to a maximum of 6% of member salary.
YouPlan was established in 2013 and is the qualifying scheme that is typically used for automatic enrolment of new hires. Previous DC benefits were transferred to YouPlan in 2013.
Defined benefit
National Grid’s DB pension arrangements are held in separate Trustee-administered funds. The arrangements are managed by Trustee companies with boards consisting of company- and member-appointed directors.
The arrangements are subject to independent actuarial funding valuations at least every three years, and following consultation and agreement with us, the qualified actuary certifies the employers’ contributions, which, together with the specified contributions payable by the employees and proceeds from the plans’ assets, are expected to be sufficient to fund the benefits payable.
The results of the most recent actuarial valuations are shown below. See page 147 for the assumptions used for IAS 19 (revised) purposes. Actuarial valuations for all the schemes are currently being performed as at 31 March 2019.

	Section A of NGUKPS	Section B of NGUKPS	NGEG of ESPS
Latest full actuarial valuation	31 March 2017	31 March 2017	31 March 2016
Actuary	Willis Towers Watson	Willis Towers Watson	Aon Hewitt
Market value of scheme assets at latest valuation	£6,716m	£5,849m	£2,553m
Actuarial value of benefits due to members	£6,627m	£6,057m	£3,053m
Market value as percentage of benefits	101%	97%	84%
Funding surplus/(deficit)	£89m	(£208m)	(£500m)
Funding surplus/(deficit) net of tax	£74m	(£173m)	(£415m)

National Grid UK Pension Scheme
NGUKPS consists of three sections, each legally and actuarially separate. Sections A and B are supported by companies within the Group, while Section C is supported by Cadent Gas Limited. The scheme closed to new hires on 1 April 2002.
Section A
Following the last actuarial valuation, Section A was in surplus, and currently no deficit funding contributions are being made to the section. National Grid and the Trustees have agreed a schedule of contributions whereby the employers will contribute 51.8% of pensionable salary, less member contributions, in respect of ongoing service costs. This rate is deemed to be sufficient to meet the statutory funding objective during the period for which it is in force.
As part of the sectionalisation of NGUKPS on 1 January 2017, a guarantee of £1 billion has been provided to Section A. This payment is contingent on insolvency or on failure to pay pension obligations to Section A and can be claimed against National Grid plc, National Grid Holdings One plc or Lattice Group Limited (up to £1 billion in total).
Section B
The last actuarial valuation determined that Section B was in deficit. National Grid and the Trustees agreed on a schedule of contributions, whereby deficit funding of approximately £32 million is payable by 30 September each year from 2017 until 2022, with an additional £8 million payable by 30 September 2023. All deficit funding amounts due will be adjusted for changes in the Retail Price Index (RPI). The funding shortfall is expected to be eliminated by September 2023. The employer also contributes 51.4% of pensionable salary, less member contributions, in respect of the ongoing service cost.
National Grid Electricity Group of the Electricity Supply Pension Scheme
The last full actuarial valuation for the NGEG of the ESPS determined that the scheme was in deficit. National Grid and the Trustees agreed on a schedule of contributions, whereby deficit funding of £48 million is payable each year from 2016 to 2027, which should lead to the elimination of the funding shortfall by March 2027. All deficit funding amounts due will be adjusted for changes in the RPI. In addition, National Grid contributes 40.7% of pensionable salary, less member contributions, in respect of the ongoing service cost. The scheme closed to new hires from 1 April 2006.
The scheme holds a longevity insurance contract which covers improvements in longevity, providing long-term protection to the scheme, should members live longer than currently expected.
National Grid is also responsible for the costs of administration and the Pension Protection Fund (PPF) levies for both Sections A and B of NGUKPS, and NGEG of ESPS.
Security arrangements
National Grid has also established security arrangements with charges in favour of the Trustees.

	Section A of NGUKPS	Section B of NGUKPS	NGEG of ESPS
Value of security arrangements at 31 March 2019	£315m	£179m	£250m
Principal supporting employers	National Grid plc and National Grid UK Limited	National Grid Gas plc (NGG)	National Grid Electricity Transmission plc (NGET)
Additional amounts payable[1]	£72m	A maximum of £280m	A maximum of £500m

1.	These amounts are payable if certain trigger events occur which have been individually agreed between the schemes and their relevant supporting employers.
The majority of the security is provided in the form of letters of credit with the remainder in surety bonds. The assets held in security will be paid to the respective section or scheme in the event that the relevant supporting employer is subject to an insolvency event or fails to make the required contributions. The assets will also be paid to the relevant section or scheme where either NGG or NGET loses its licence to operate under relevant legislation. Counter indemnities have also been taken out to ensure the obligations will be fulfilled.
25. Pensions and other post-retirement benefits continued
US pension plans
National Grid has multiple DC pension plans, primarily comprised of employee savings and Company matching contributions. Non-union employees hired after 1 January 2011, as well as new hires in the majority of represented union employees, receive a core contribution into the DC plan, irrespective of the employee’s contribution into the plan.
National Grid also sponsors four non-contributory DB pension plans. The DB plans provide retirement benefits to vested union employees, as well as vested non-union employees hired before 1 January 2011. Benefits under these plans generally reflect age, years of service and compensation and are paid in the form of an annuity or lump sum. An independent actuary performs valuations annually. The Company funds the DB plans by contributing no less than the minimum amount required, but no more than the maximum tax-deductible amount allowed under US Internal Revenue Service regulations. The range of contributions determined under these regulations can vary significantly depending upon the funded status of the plans. At present, there is some flexibility in the amount that is contributed on an annual basis. In general, the Company’s policy for funding the US pension plans is to contribute the amounts collected in rates and capitalised in the rate base during the year, to the extent that the funding is no less than the minimum amount required. For the current financial year, these contributions amounted to approximately £231 million.
The assets of the plans are held in trusts and administered by the Retirement Plans Committee comprised of appointed employees of the Company.
US retiree healthcare and life insurance plans
National Grid provides healthcare and life insurance benefits to eligible employees, post-retirement. Eligibility is based on certain age and length of service requirements, and in most cases retirees contribute to the cost of their healthcare coverage. In the US, there is no governmental requirement to pre-fund post-retirement healthcare and life insurance plans. However, in general, the Company’s policy for funding the US retiree healthcare and life insurance plans is to contribute amounts collected in rates and capitalised in the rate base during the year. For the current financial year, these contributions amounted to £14 million.
Actuarial assumptions
The Company has applied the following financial assumptions in assessing DB liabilities.

	UK pensions
	2019	2018	2017
	%	%	%
Discount rate – past service	2.40	2.60	2.40
Discount rate – future service	2.45	2.65	2.65
Salary increases	3.50	3.40	3.50
Rate of increase in RPI – past service	3.25	3.15	3.20
Rate of increase in RPI – future service	3.20	3.10	3.15

The discount rates for UK pension liabilities have been determined by reference to appropriate yields on high-quality corporate bonds prevailing in the UK debt markets at the reporting date. Since 2018, we have adopted different discount rates for future and past service based on the duration of future and past service plan liabilities. The rate of increase in salaries has been set using a promotional scale where appropriate. The rates of increases stated are not indicative of historical increases awarded or a guarantee of future increase, but merely an appropriate assumption used in assessing DB liabilities. Retail Price Index (RPI) is the key assumption that determines assumed increases in pensions in payment and deferment in the UK only. Consistent with the derivation of the discount rate, the RPI assumption reflects the duration of the active liabilities to be adopted in the calculation of the future service obligations.

	US pensions			US other post-retirement benefits
	2019	2018	2017	2019	2018	2017
	%	%	%	%	%	%
Discount rate	3.95	4.00	4.25	3.95	4.00	4.25
Salary increases	3.50	3.50	3.50	3.50	3.50	3.50
Initial healthcare cost trend rate	n/a	n/a	n/a	7.25	7.50	7.00
Ultimate healthcare cost trend rate	n/a	n/a	n/a	4.50	4.50	4.50

Discount rates for US pension liabilities have been determined by reference to appropriate yield on high-quality corporate bonds prevailing in the US debt markets at the reporting date based on the duration of plan liabilities. The healthcare cost trend rate is expected to reach the ultimate trend rate by 2028 (2018 and 2017: 2028).

	2019		2018		2017
	UK years	US years	UK years	US years	UK years	US years

Assumed life expectations for a retiree age 65
Males	22.0	22.1	22.3	22.0	22.9	21.9
Females	23.6	24.2	23.9	24.2	24.7	24.1
In 20 years:
Males	23.3	23.7	23.7	23.6	25.1	23.6
Females	25.2	25.9	25.5	25.8	27.1	25.7

25. Pensions and other post-retirement benefits continued
Maturity profile of DB obligations
The weighted average duration of the DB obligation for each category of scheme is 15 years for UK pension schemes; 13 years for US pension schemes and 16 years for US other post-retirement benefits.
As at the reporting date, the present value of the funded obligations split according to member status was approximately:

•	UK pensions: 10% active members (2018: 10%; 2017: 12%); 16% deferred members (2018: 18%; 2017: 19%); 74% pensioner members (2018: 72%; 2017: 69%);

•	US pensions: 37% active members (2018: 38%; 2017: 38%); 9% deferred members (2018: 8%; 2017: 9%); 54% pensioner members (2018: 54%; 2017: 53%); and

•	US other post-retirement benefits: 39% active members (2018: 38%; 2017: 39%); 0% deferred members (2018: 0%; 2017: 0%); 61% pensioner members (2018: 62%; 2017: 61%).
For sensitivity analysis see note 35.
Amounts recognised in the consolidated statement of financial position

	2019	2018	2017
	£m	£m	£m
Present value of funded obligations	(24,609)	(23,747)	(25,890)
Fair value of plan assets	24,793	23,858	24,375
	184	111	(1,515)
Present value of unfunded obligations	(330)	(307)	(340)
Other post-employment liabilities	(72)	(67)	(78)
Net defined benefit liability	(218)	(263)	(1,933)
Represented by:
Liabilities	(1,785)	(1,672)	(2,536)
Assets	1,567	1,409	603
	(218)	(263)	(1,933)
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK Pensions			US Pensions			US other post-retirement benefits
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations	(14,200)	(14,152)	(15,565)	(6,901)	(6,349)	(6,790)	(3,508)	(3,246)	(3,535)
Fair value of plan assets	15,507	15,330	15,489	6,646	6,030	6,322	2,640	2,498	2,564
	1,307	1,178	(76)	(255)	(319)	(468)	(868)	(748)	(971)
Present value of unfunded obligations	(76)	(74)	(80)	(254)	(233)	(260)	—	—	—
Other post-employment liabilities	—	—	—	—	—	—	(72)	(67)	(78)
Net defined benefit asset/(liability)	1,231	1,104	(156)	(509)	(552)	(728)	(940)	(815)	(1,049)
Represented by:
Liabilities	(76)	(74)	(536)	(769)	(783)	(951)	(940)	(815)	(1,049)
Assets	1,307	1,178	380	260	231	223	—	—	—
	1,231	1,104	(156)	(509)	(552)	(728)	(940)	(815)	(1,049)

The recognition of the pension assets in both the UK in relation to the NGUKPS, the NGEG of ESPS and the Niagara Mohawk Plan in the US reflect legal and actuarial advice that we have taken regarding recognition of surpluses under IFRIC 14. In all three cases we have concluded that the Group has an unconditional right to a refund from the individual plans, including from each Section of the NGUKPS and the NGEG of ESPS, in the event of a winding-up. In the UK, the Trustees must seek the agreement of the Company to any benefit augmentation beyond the provisions set out in the Scheme Rules. In the US, the surplus assets may be used to pay benefits under other Plans, thereby allowing the Company to settle other liabilities under other Plans.
25. Pensions and other post-retirement benefits continued
Amounts recognised in the income statement and statement of other comprehensive income

	2019	2018	2017
	£m	£m	£m
Included within operating costs
Administration costs	14	16	16
Included within payroll costs
Defined benefit scheme costs:
Current service cost	193	193	232
Past service cost – augmentations	5	1	1
Past service credit – redundancies	(7)	(1)	(1)
Special termination benefit cost – redundancies	55	9	7
Past service cost – plan amendments	34	—	—
	280	202	239
Included within finance income and costs
Net interest cost	22	65	105
Included within gain on disposal of discontinued operations
Administration costs	—	—	5
Disposal of UK Gas Distribution	—	—	34
	—	—	39
Total included in income statement[1,2]	316	283	399
Remeasurement gains of pension assets and post-retirement benefit obligations	68	1,313	348
Exchange adjustments	(101)	175	(345)
Total included in the statement of other comprehensive income[2]	(33)	1,488	3

1.
Amounts recognised in the income statement include operating costs of £nil (2018: £nil; 2017: £1 million); payroll costs of £nil (2018: £nil; 2017: £35 million); and net interest of £nil (2018: £nil; 2017: £2 million income) presented within profit from discontinued operations. These amounts all relate to UK pensions. In addition there is a net charge of £52 million (2018: £nil; 2017: £nil) relating to redundancy pension costs in respect of the UK cost efficiency and restructuring programme included within exceptional items.

2.
Amounts recognised in the statement of other comprehensive income include remeasurements of pension assets and post-retirement benefit obligations of £nil (2018: £nil; 2017: £75 million loss) presented within discontinued operations. These amounts all relate to UK pensions.

The geographical split of pensions and other post-retirement benefits is as shown below:

	UK Pensions			US Pensions			US other post-retirement benefits
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	6	6	6	7	9	9	1	1	1
Included within payroll costs
Defined benefit scheme costs:
Current service cost	41	49	76	104	98	103	48	46	53
Past service cost – augmentations	5	1	1	—	—	—	—	—	—
Past service credit – redundancies	(7)	(1)	(1)	—	—	—	—	—	—
Special termination benefit cost – redundancies	55	9	7	—	—	—	—	—	—
Past service cost – plan amendments	34	—	—	—	—	—	—	—	—
	128	58	83	104	98	103	48	46	53
Included within finance income and costs
Net interest cost	(31)	3	—	21	27	43	32	35	62
Included within gain on disposal of discontinued operations
Administration costs	—	—	5	—	—	—	—	—	—
Disposal of UK Gas Distribution	—	—	34	—	—	—	—	—	—
	—	—	39	—	—	—	—	—	—
Total included in income statement	103	67	128	132	134	155	81	82	116
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations	57	1,177	(541)	(14)	27	319	25	109	570
Exchange adjustments	—	—	—	(42)	75	(140)	(59)	100	(205)
Total included in the statement of other comprehensive income	57	1,177	(541)	(56)	102	179	(34)	209	365

25. Pensions and other post-retirement benefits continued
Reconciliation of the net defined benefit liability

	2019	2018	2017
	£m	£m	£m
Opening net defined benefit liability	(263)	(1,933)	(2,585)
Cost recognised in the income statement	(316)	(283)	(399)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(33)	1,488	3
Employer contributions	419	475	1,073
Other movements	(25)	(10)	(25)
Closing net defined benefit liability	(218)	(263)	(1,933)
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit asset/(liability)	1,104	(156)	(15)	(552)	(728)	(1,009)	(815)	(1,049)	(1,561)
Cost recognised in the income statement	(103)	(67)	(128)	(132)	(134)	(155)	(81)	(82)	(116)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	57	1,177	(541)	(56)	102	179	(34)	209	365
Employer contributions	174	150	528	231	208	257	14	117	288
Other movements	(1)	—	—	—	—	—	(24)	(10)	(25)
Closing net defined benefit asset/(liability)	1,231	1,104	(156)	(509)	(552)	(728)	(940)	(815)	(1,049)

25. Pensions and other post-retirement benefits continued
Changes in the present value of defined benefit obligations (including unfunded obligations)

	2019	2018	2017
	£m	£m	£m
Opening defined benefit obligations	(24,054)	(26,230)	(28,952)
Current service cost	(193)	(193)	(232)
Interest cost	(771)	(775)	(1,057)
Actuarial (losses)/gains – experience	(69)	(100)	166
Actuarial gains – demographic assumptions	266	671	225
Actuarial (losses)/gains – financial assumptions	(619)	174	(3,377)
Past service credit – redundancies	7	1	1
Special termination benefit cost – redundancies	(55)	(9)	(7)
Past service cost – augmentations	(5)	(1)	(1)
Past service cost – plan amendments	(34)	—	—
Medicare subsidy received	(19)	(21)	(14)
Obligations transferred on disposal of UK Gas Distribution	—	—	6,970
Employee contributions	(1)	(1)	(1)
Benefits paid	1,376	1,285	1,443
Exchange adjustments	(768)	1,145	(1,394)
Closing defined benefit obligations	(24,939)	(24,054)	(26,230)
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(14,226)	(15,645)	(19,416)	(6,582)	(7,050)	(6,145)	(3,246)	(3,535)	(3,391)
Current service cost	(41)	(49)	(76)	(104)	(98)	(103)	(48)	(46)	(53)
Interest cost	(358)	(366)	(615)	(277)	(273)	(285)	(136)	(136)	(157)
Actuarial (losses)/gains – experience	(56)	(95)	106	(52)	(38)	(2)	39	33	62
Actuarial gains – demographic assumptions	224	565	214	—	30	2	42	76	9
Actuarial (losses)/gains – financial assumptions	(568)	604	(3,751)	(24)	(279)	37	(27)	(151)	337
Past service credit – redundancies	7	1	1	—	—	—	—	—	—
Special termination benefit cost – redundancies	(55)	(9)	(7)	—	—	—	—	—	—
Past service cost – augmentations	(5)	(1)	(1)	—	—	—	—	—	—
Past service cost – plan amendments	(34)	—	—	—	—	—	—	—	—
Medicare subsidy received	—	—	—	—	—	—	(19)	(21)	(14)
Obligations transferred on disposal of UK Gas Distribution	—	—	6,970	—	—	—	—	—	—
Employee contributions	(1)	(1)	(1)	—	—	—	—	—	—
Benefits paid	837	770	931	398	362	349	141	153	163
Exchange adjustments	—	—	—	(514)	764	(903)	(254)	381	(491)
Closing defined benefit obligations	(14,276)	(14,226)	(15,645)	(7,155)	(6,582)	(7,050)	(3,508)	(3,246)	(3,535)
25. Pensions and other post-retirement benefits continued
Changes in the value of plan assets

	2019	2018	2017
	£m	£m	£m
Opening fair value of plan assets	23,858	24,375	26,434
Interest income	749	710	952
Return on plan assets in excess of interest	490	568	3,334
Administration costs	(14)	(16)	(21)
Employer contributions	419	475	1,073
Employee contributions	1	1	1
Benefits paid	(1,377)	(1,285)	(1,443)
Exchange adjustments	667	(970)	1,049
Assets transferred on disposal of UK Gas Distribution	—	—	(7,004)
Closing fair value of plan assets	24,793	23,858	24,375
Actual return on plan assets	1,239	1,278	4,286
Expected contributions to plans in the following year	307	363	491
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	15,330	15,489	19,401	6,030	6,322	5,136	2,498	2,564	1,897
Interest income	389	363	615	256	246	242	104	101	95
Return on plan assets in excess of/(less than) interest	457	103	2,890	62	314	282	(29)	151	162
Administration costs	(6)	(6)	(11)	(7)	(9)	(9)	(1)	(1)	(1)
Employer contributions	174	150	528	231	208	257	14	117	288
Employee contributions	1	1	1	—	—	—	—	—	—
Benefits paid	(838)	(770)	(931)	(398)	(362)	(349)	(141)	(153)	(163)
Exchange adjustments	—	—	—	472	(689)	763	195	(281)	286
Assets transferred on disposal of UK Gas Distribution	—	—	(7,004)	—	—	—	—	—	—
Closing fair value of plan assets	15,507	15,330	15,489	6,646	6,030	6,322	2,640	2,498	2,564
Actual return on plan assets	846	466	3,505	318	560	524	75	252	257
Expected contributions to plans in the following year	148	140	128	150	221	229	9	2	134

Asset allocation strategy
Each plan’s investment strategy is formulated specifically in order to target specific asset allocations and returns, and to manage risk. The asset allocation of the plans as at 31 March 2019 is as follows:

	UK pensions	US pensions	US other post-retirement benefits
	%	%	%
Equities	12.7	40.8	60.2
Corporate bonds	23.4	26.4	0.7
Government securities	39.4	16.0	20.6
Property	5.5	4.7	—
Diversified alternatives	5.0	10.1	12.9
Liability matching assets	11.1	—	—
Infrastructure	—	1.5	—
Cash and cash equivalents	1.9	0.3	—
Other	1.0	0.2	5.6
	100.0	100.0	100.0

25. Pensions and other post-retirement benefits continued
Defined benefit investment strategies and risks
DB pension schemes can pose a significant risk to future cash flows, as National Grid underwrites the financial and demographic risks associated with these plans. Although the governing bodies have sole responsibility for setting investment strategies and managing risks, National Grid closely works with and supports the governing bodies of each scheme, to assist them in mitigating the risks associated with their schemes and to ensure that the schemes are funded to meet their obligations.
In the UK, each scheme has a Trustee that is the governing body. The Trustees’ responsibilities are set out in the Trust Deed and Rules. In the US, the fiduciary committee for all the retirement plans is the Retirement Plan Committee (RPC). The RPC is structured in accordance with US laws governing retirement plans under the Employee Retirement Income Security Act (ERISA).
The Trustees and RPC, after taking advice from professional investment advisors and in consultation with National Grid, set the key principles, including expected returns, risk and liquidity requirements. In setting these they take into account expected contributions, maturity of the pension liabilities, and in the UK, the strength of the covenant. The Trustees and RPC formulate an investment strategy to manage risk through diversification, including the use of liability-matching assets, which move in line with the long-term liabilities of the scheme, and return-seeking assets, some of which are designed to mitigate downside risk. Where appropriate, the strategies may include interest rate and inflation hedging instruments, and currency hedging to hedge overseas holdings.
Investments are usually grouped into:

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Return-seeking assets: equities, property and diversified funds where the objective is to achieve growth within the constraints of the schemes’ risk profiles. These assets should produce returns greater than the liability increase, so improving the funding position, and are assessed by reference to benchmarks and performance targets agreed with the investment managers; and

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Liability-matching assets: liability-driven investment (LDI) funds and swaps, where the objective is to secure fixed or inflation-adjusted cash flows in future. These investments are generally expected to match the change in liability valuation, so protecting the funding position. Bonds and securities are also measured against certain market benchmarks.

Investments are predominantly made in assets considered to be of investment grade. Where investments are made in non-investment grade assets, the higher volatility involved is carefully judged and balanced against the expected higher returns. Similarly, investments are made predominantly in regulated markets. Where investments are made either in non-investment grade assets or outside of regulated markets, investment levels are kept to prudent levels and subject to agreed control ranges, to control the risk. Should these investments fall outside the pre-agreed ranges, corrective actions and timescales are agreed with the investment manager to remedy the position.
The governing bodies ensure that the performance of investment managers is regularly reviewed against measurable objectives, consistent with each scheme’s long-term objectives and accepted risk levels. Where required, the portfolios are amended, or investment managers changed.
The Trustees and RPC can generally delegate responsibility for the selection of specific bonds, securities and other investments to appointed investment managers. Investment managers are selected based on the required skills, expertise of those markets, process and financial security to manage the investments. The investment managers use their skill and expertise to manage the investments competently. In some cases they may further delegate this responsibility, through appointing sub-managers.
The schemes hold sufficient cash to meet benefit requirements, with other investments being held in liquid or realisable assets to meet unexpected cash flow requirements. The schemes do not borrow money, or act as guarantor, to provide liquidity (unless it is temporary).
The NGUKPS Trustee believes that long-term shareholder value and financial success can be protected and enhanced by a responsible environmental, social and corporate governance (ESG) policy. As such, the NGUKPS’ appointed investment managers are expected to be mindful of ESG issues when managing the scheme’s assets. Day-to-day stewardship (voting and engagement) is delegated to the investment managers and they are encouraged to adhere to the UK Stewardship Code.
The most significant risks associated with the DB plans are:

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Asset volatility – the schemes invest in a variety of asset classes, but principally in equities, government securities, corporate bonds and property. Consequently actual returns will differ from the underlying discount rate adopted, impacting on the funding position of the scheme through the net balance sheet asset or liability. Each scheme seeks to balance the level of investment return required with the risk that it can afford to take, to design the most appropriate investment portfolio. Volatility will be controlled through using liability-matching asset strategies, interest rate hedging and management of foreign exchange exposure, as well as diversification of the return-seeking assets;

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Changes in bond yields – liabilities are calculated using discount rates set with reference to the yields in high-quality corporate bonds prevailing in the UK and US debt markets and will fluctuate as yields change;

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Member longevity – longevity is a key driver of liabilities and changes in expected mortality have a direct impact on liabilities. In aggregate, the liabilities are relatively mature, which mitigates the risk to a certain extent. The NGEG of ESPS holds a longevity insurance contract (swap) which covers exposure to improvement in longevity, providing long-term protection to the scheme in the event that members live longer than expected at the time the swap was entered into;

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Deficit risk – the risk that the increase in the liability will outpace the growth in assets is managed through assessing the progress of the actual growth of the liabilities relative to the selected investment policy and adjusting the policy as required;

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Manager risk – expected deviation of the return, relative to the benchmark, is carefully monitored, as is the process, team and expertise of the manager. Where appropriate, the Trustee or RPC will move assets under management to a more robust manager, whom they consider will have a better expectation of performing well in the future;

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Currency risk – fluctuations in the value of foreign denominated assets due to exposure to currency exchange rates is managed through a combination of segregated currency hedging overlay and currency hedging carried out by some of the investment managers;

25. Pensions and other post-retirement benefits continued
Defined benefit investment strategies and risks continued

•	Interest rate and inflation risk – changes in inflation will affect the current and future pensions but are partially mitigated through investing in inflation-matching assets and hedging instruments;

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Investment funds – the credit risk arising from investing in investment funds is mitigated by the underlying assets of the investment funds being ring-fenced from the fund managers, the regulatory environments in which the fund managers operate and diversification of investments among investment fund arrangements;

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Political risk – an adverse influence on asset values arising from political intervention in a specific country or region is managed through regular review of the asset distribution and through ensuring geographical diversification of investments within the managers;

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Counterparty risk – is managed by having a diverse range of counterparties and through having a strong collateralisation process. Measurement and management of counterparty risk is delegated to the relevant investment managers; and

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Custodian risk – the creditworthiness and ability of the custodians to settle trades on time and provide secure safekeeping of the assets under custody is managed by ongoing monitoring of the custodial arrangements against pre-agreed service levels and credit ratings.

Asset allocations
Within the asset allocations below, there is significant diversification across regions, asset managers, currencies and bond categories.
UK pensions

	2019				2018			2017
	Quoted	Unquoted		Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m		£m	£m	£m	£m	£m	£m	£m
Equities[1]	1,181	784		1,965	1,420	813	2,233	2,624	596	3,220
Corporate bonds	3,625	—		3,625	3,949	—	3,949	3,526	—	3,526
Government securities	6,114	—		6,114	5,629	—	5,629	5,406	—	5,406
Property	108	749		857	129	834	963	90	708	798
Diversified alternatives	—	771		771	99	690	789	250	628	878
Liability-matching assets	1,751	(35	)²	1,716	1,174	—	1,174	1,162	—	1,162
Cash and cash equivalents	40	259		299	211	215	426	211	412	623
Other (including net current assets and liabilities)	—	160		160	—	167	167	(148)	24	(124)
	12,819	2,688		15,507	12,611	2,719	15,330	13,121	2,368	15,489

1.	Included within equities at 31 March 2019 were ordinary shares of National Grid plc with a value of £nil (2018: £nil; 2017: £2 million).

2.	Comprises the longevity insurance contract within the NGEG of the ESPS.
US pensions

	2019			2018			2017
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	533	2,178	2,711	577	1,954	2,531	698	1,915	2,613
Corporate bonds	1,329	425	1,754	1,085	413	1,498	1,130	537	1,667
Government securities	422	640	1,062	414	565	979	872	71	943
Property	—	316	316	—	279	279	—	335	335
Diversified alternatives	183	487	670	198	421	619	209	433	642
Infrastructure	—	99	99	—	77	77	—	79	79
Cash and cash equivalents	21	—	21	14	—	14	28	—	28
Other (including net current assets and liabilities)	(8)	21	13	6	27	33	3	12	15
	2,480	4,166	6,646	2,294	3,736	6,030	2,940	3,382	6,322
US other post-retirement benefits

	2019			2018			2017
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	404	1,184	1,588	412	1,110	1,522	405	1,162	1,567
Corporate bonds	19	—	19	24	—	24	19	—	19
Government securities	540	3	543	508	2	510	520	1	521
Diversified alternatives	175	166	341	161	144	305	166	149	315
Other[1]	—	149	149	—	137	137	—	142	142
	1,138	1,502	2,640	1,105	1,393	2,498	1,110	1,454	2,564

1.	Other primarily comprises insurance contracts.